The Company (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) m²	Jun. 30, 2023 USD ($)
The Company [Abstract]
Area of manufacturing cleanroom	9,000		9,000		9,000
Incurred net loss	$ (2,894,824)	$ (1,128,520)	$ (3,624,443)	$ (2,610,829)	$ (4,562,295)	$ (5,379,582)
Accumulated deficit	$ (17,248,804)		$ (17,248,804)		$ (13,624,361)	$ (9,062,066)